Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ]:  Amendment Number:  _____

This Amendment (Check only one.):

         [  ] is a restatement.
         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Nvest Funds Management, L.P.
Address: 399 Boylston Street
                  Boston, MA  02116

Form 13F File Number:  28-5788

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John E. Pelletier
Title:            Senior Vice President, General Counsel, Secretary and Clerk
Phone:            617-578-1132

Signature, Place, and Date of Signing:


/s/ John E. Pelletier
---------------------
[Signature]


Boston, MA
----------
[City, State]


January 30, 2000

Report Type (Check only one:):

[   ]    13F HOLDINGS  REPORT.  (Check here if all  holdings of this  reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

[   ]    13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                                             13F File Number
----                                                             ---------------
Back Bay Advisors, L.P.                                                28-2619
Harris Associates L.P.                                                 28-2013
Janus Capital Corporatio                                               28-1343
Jurika & Voyles, L.P.                                                  28-2899
Kobrick Funds LLC                                                      28-05351
Loomis, Sayles & Company, L.P.                                         28-398
Montgomery Asset Management, L.P.                                      28-6764
RS Investment Management, L.P.                                         28-5452
Westpeak Investment Advisors, L.P.                                     28-4372
Vaughan, Nelson, Scarborough & McCullough, L.P.                        28-5840